Other income (Details) - Schedule of Other Income	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Schedule of Other Income [Abstract]
Other income	€ 333,898	$ 77,289